INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Value of investment in Usinas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	$ 471,306	$ 513,648
Share of results	400,732	57,555
Other comprehensive income	(38,441)	(93,598)
Dividends	(82,122)	(6,299)	$ (3,111)
Investments in non-consolidated companies, ending balance	751,475	471,306	513,648
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	422,948	486,643
Share of results	379,067	35,580
Other comprehensive income	(38,680)	(93,237)
Dividends	(81,624)	(6,038)
Investments in non-consolidated companies, ending balance	$ 681,711	$ 422,948	$ 486,643